Annual Total Returns[BarChart] - Invesco DWA Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.83%	17.90%	31.79%	12.13%	1.30%	2.18%	23.37%	(5.89%)	33.20%	36.42%